SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 99.1%
	Alabama — 2.2%
	Lower Alabama Gas District, Series A, 5.00% due 9/1/2034	$2,000,000	$ 2,597,760
[a]	Selma Industrial Development Board (International Paper Co.), Series A, 2.00% due 11/1/2033 (put 10/1/2024)	4,025,000	4,060,259
	Arizona — 2.6%
	Arizona (Scottsdale Lincoln Hospitals) HFA , 5.00% due 12/1/2031	2,500,000	2,872,825
[b]	City of Phoenix (Arizona Health Care Facilities Revenue Bonds) IDA, Series B, 1.55% due 11/15/2052 (put 1/2/2020)	3,000,000	3,000,000
[a]	County of Yavapai, (Waste Management, Inc.) AMT, IDA, 2.80% due 6/1/2027 (put 6/1/2021)	1,500,000	1,526,910
	Pima County (Providence Day School) IDA, 5.125% due 12/1/2040	710,000	723,305
	Arkansas — 0.4%
	University of Arkansas Board of Trustees (Fayetteville Campus), 5.00% due 11/1/2036	1,000,000	1,139,950
	California — 8.1%
	ABAG Finance Authority for Nonprofit Corporations (Episcopal Senior Communities), 5.00% due 7/1/2047	1,635,000	1,731,073
	Benicia (Benicia High School; Insured: AGM) USD GO, Series C, Zero Coupon due 8/1/2026	830,000	737,986
	California (Children’s Hospital Los Angeles) HFFA,
	5.00% due 11/15/2034	420,000	457,724
	Series A, 5.00% due 8/15/2036	500,000	596,900
	California (Community Program Developmental Disabilities; Insured: California Mtg Insurance) HFFA, 6.25% due 2/1/2026	1,500,000	1,584,360
[c]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), Series A, 1.913% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	1,000,000	1,001,270
[d]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) L.P. Desalination Project) AMT, 5.00% due 11/21/2045	1,000,000	1,077,460
	Calipatria (Educational Facilities; Insured: ACA) USD GO, Series B, Zero Coupon due 8/1/2025	1,945,000	1,573,758
	City of Moorpark Mobile Home Park (Villa Del Arroyo), Series A, 6.15% due 5/15/2031	1,000,000	1,055,350
	City of Palm Springs Financing Authority (Downtown Revitalization Project), 5.25% due 6/1/2027	1,620,000	1,774,159
	Corona-Norco (Insured: AGM) USD COP, Series A, 5.00% due 4/15/2031	1,750,000	1,767,308
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	630,000	689,371
	Daly County Housing Development Finance Agency (Franciscan Country Club Mobile Home Park Acquisition), Series A, 5.25% due 12/15/2023	650,000	652,197
	M-S-R Energy Authority, Series A, 6.50% due 11/1/2039	1,245,000	1,946,321
[a]	Northern California Energy Authority (Commodity Supply Revenue), Series A, 4.00% due 7/1/2049 (put 7/1/2024)	2,000,000	2,187,300
	Oakland (County of Alameda Educational Facilities) USD GO, Series A, 5.00% due 8/1/2035	1,000,000	1,169,100
	Redwood City Redevelopment Agency (Redevelopment Project Area 2; Insured: AMBAC), Zero Coupon due 7/15/2021	1,285,000	1,258,169
	Riverside County Asset Leasing Corp. (Riverside County Hospital; Insured: Natl-Re), Zero Coupon due 6/1/2021	535,000	526,039
	San Francisco City & County Redevelopment Financing Authority (Mission Bay North Redevelopment), Series C, 6.75% due 8/1/2041 (pre-refunded 2/1/2021)	500,000	531,240
	San Francisco City & County Redevelopment Financing Authority (Redevelopment Project; Insured: Natl-Re), Zero Coupon due 8/1/2023	1,025,000	975,851
	San Jose Redevelopment Agency (Merged Area Redevelopment), 5.50% due 8/1/2035 (pre-refunded 8/1/2020)	1,000,000	1,026,560
	Union Elementary School District (Santa Clara County District Schools; Insured: Natl-Re) GO, Series D, Zero Coupon due 9/1/2027	905,000	787,232
	Colorado — 1.3%
[b]	City & County of Denver (SPA JPMorgan Chase Bank, N.A.) COP, Series A-1, 1.70% due 12/1/2029 (put 1/2/2020)	800,000	800,000
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,181,090
	Public Authority for Colorado Energy (Natural Gas Purchase), 6.50% due 11/15/2038	260,000	394,745
	Regional Transportation District (FasTracks Transportation System) COP,
	Series A,
	5.00% due 6/1/2044	565,000	622,314
	5.375% due 6/1/2031	500,000	508,130
	Wild Plum Metropolitan District GO, Series A, 5.00% due 12/1/2049	595,000	618,169
	Connecticut — 3.2%
	City of New Haven (Insured: AGM) GO, Series B, 5.00% due 2/1/2026 - 2/1/2030	2,620,000	3,213,656
	State of Connecticut GO,
	Series A, 5.00% due 4/15/2035	2,000,000	2,432,380
	Series E, 5.00% due 9/15/2033	1,350,000	1,663,092
	University of Connecticut (Insured: AGM-CR), Series A, 5.00% due 4/15/2028	1,975,000	2,471,238
	Delaware — 0.3%
	Delaware (Nanticoke Memorial Hospital) HFA, 5.00% due 7/1/2021	1,000,000	1,043,790
	District of Columbia — 0.4%
	Metropolitan Washington Airports Authority (Dulles Toll Road; Insured: AGC), Series B, Zero Coupon due 10/1/2027	1,500,000	1,257,150
	Florida — 4.5%
	Broward County (Airport System Improvements) AMT, 5.00% due 10/1/2037	1,000,000	1,190,810
[d]	Charlotte County (Town & Country Utilities Projects) IDA, AMT, 5.00% due 10/1/2029	500,000	550,150
	Florida Higher Educational Facilities Financing Authority (Nova Southeastern University), 5.00% due 4/1/2027 - 4/1/2028	2,250,000	2,546,495
[b]	Miami-Dade County (Florida Power & Light Co.) IDA, 1.70% due 6/1/2021 (put 1/2/2020)	2,800,000	2,800,000
	Miami-Dade County Expressway Authority (Toll System Five-Year Work Program), Series A, 5.00% due 7/1/2022 - 7/1/2024	1,250,000	1,399,888

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Miami-Dade County School Board (District School Facilities and Infrastructure) COP, Series A, 5.00% due 8/1/2027	$1,100,000	$ 1,200,419
	Orange County (Tourist Development), Series A, 5.00% due 10/1/2031	1,000,000	1,208,300
[c]	Sarasota County Public Hospital Board (Sarasota Memorial Hospital; Insured: Natl-Re), Series A, 3.453% (CPI + 2.05%) due 10/1/2021	1,015,000	1,048,282
	Tampa Sports Authority (Tampa Bay Arena; Insured: Natl-Re), 5.75% due 10/1/2020	220,000	224,908
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), Series B, 5.00% due 10/15/2030	1,500,000	1,731,750
	Georgia — 1.7%
	Main Street Natural Gas, Inc., Series A, 5.00% due 5/15/2037	2,640,000	3,440,712
	Main Street Natural Gas, Inc. (Georgia Gas), Series A, 5.50% due 9/15/2023	350,000	399,227
	Municipal Electric Authority of Georgia, Series A, 5.00% due 1/1/2039	1,225,000	1,465,431
	Guam — 0.7%
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2027	1,000,000	1,093,350
	Guam Waterworks Authority (Water and Wastewater System),
	5.00% due 7/1/2028	500,000	547,805
	5.25% due 7/1/2024	500,000	557,955
	Hawaii — 0.3%
[c]	City and County of Honolulu (Rail Transit Project) GO, 1.93% (MUNIPSA + 0.32%) due 9/1/2028 (put 9/1/2020)	1,000,000	1,000,060
	Illinois — 11.5%
	Chicago O’Hare International Airport, Series D, 5.25% due 1/1/2033	1,500,000	1,660,305
	Chicago Park District (Various Capital Projects) GO, Series A, 5.00% due 1/1/2035	2,000,000	2,178,960
	Chicago Park District GO, Series A, 5.00% due 1/1/2027	825,000	955,878
	City of Chicago, 5.00% due 1/1/2022	1,195,000	1,248,070
	City of Chicago (Chicago O’Hare International Airport), Series C, 5.00% due 1/1/2031	500,000	592,200
	City of Chicago (Riverwalk Expansion Project; Insured: AGM), 5.00% due 1/1/2031	500,000	550,505
	City of Chicago (Wastewater Transmission System), Series C, 5.00% due 1/1/2030	1,500,000	1,695,930
	City of Chicago (Water System Improvements), 5.00% due 11/1/2029	200,000	217,502
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2037	1,500,000	1,762,635
	City of Chicago GO, Series A, 5.00% due 1/1/2039	1,000,000	1,136,150
	Cook County GO, Series A, 5.25% due 11/15/2033	1,000,000	1,029,880
[b]	Illinois (NorthShore University HealthSystem; SPA JPMorgan Chase Bank, N.A.) HFA, 1.72% due 8/15/2035 (put 1/8/2020)	640,000	640,000
	Illinois Finance Authority (Advocate Health Care Network), 5.00% due 8/1/2029	2,195,000	2,512,441
	Illinois Finance Authority (OSF Healthcare System), 6.00% due 5/15/2039 (pre-refunded 5/15/2020)	990,000	1,007,384
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), 5.00% due 8/15/2035	2,355,000	2,666,778
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	822,960
[b]	Illinois Finance Authority (University of Chicago Medical Center Obligated Group; LOC Wells Fargo Bank, N.A.), Series B, 1.60% due 8/1/2044 (put 1/2/2020)	540,000	540,000
	Illinois State University (Insured: AGM), Series A, 5.00% due 4/1/2021 - 4/1/2036	1,915,000	2,214,816
	Illinois Toll Highway Authority (Move Illinois Program), Series A, 5.00% due 1/1/2037	1,000,000	1,152,310
	Kane, Cook, & DuPage Counties School District No. 46 GO,
	Series A, 5.00% due 1/1/2031	2,255,000	2,518,384
	Series D, 5.00% due 1/1/2028	1,000,000	1,129,800
	Metropolitan Water Reclamation District of Greater Chicago (Various Capital Improvement Projects) GO, Series C, 5.25% due 12/1/2032	40,000	53,394
	Regional Transportation Authority (Insured: AGM), Series A, 5.75% due 6/1/2034	1,100,000	1,506,989
	State of Illinois, Series B, 5.00% due 6/15/2032 - 6/15/2035	4,500,000	5,134,175
	Will County School District No. 114 (Educational Facilities; Insured: Natl-Re) GO, Series C, Zero Coupon due 12/1/2023	570,000	522,496
	Indiana — 0.7%
	City of Carmel Redevelopment District (Performing Arts Center) COP, Series C, 6.50% due 7/15/2035 (pre-refunded 1/15/2021)	1,000,000	1,054,050
	Indiana Finance Authority (Marian University), 6.375% due 9/15/2041 (pre-refunded 9/15/2021)	1,000,000	1,086,630
	Kansas — 0.7%
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,277,730
	Kentucky — 3.3%
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA, Series B, Zero Coupon due 10/1/2021 - 10/1/2022	3,365,000	3,195,293
	Kentucky Higher Education Student Loan Corp. AMT, Series A-1, 5.00% due 6/1/2028 - 6/1/2029	1,250,000	1,514,260
[a]	Kentucky Public Energy Authority (Gas Supply System), Series C-1, 4.00% due 12/1/2049 (put 6/1/2025)	5,000,000	5,537,500
	Louisiana — 1.9%
	City of New Orleans (Water System Facilities Improvement), 5.00% due 12/1/2034	400,000	452,392
	Louisiana Energy and Power Authority (LEPA Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2038	2,000,000	2,229,060
	New Orleans Aviation Board (Louis Armstrong New Orleans International Airport CFC Revenue; Insured: AGM), 5.00% due 1/1/2029	700,000	863,142
[a]	Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	2,250,000	2,369,430
	Maine — 0.4%
	Maine State Housing Authority AMT, Series C-1, 3.00% due 11/15/2023	1,000,000	1,048,200
	Massachusetts — 0.2%
	Massachusetts Development Finance Agency (Jordan Hospital and Milton Hospital), Series H-1, 5.00% due 7/1/2032 - 7/1/2033	555,000	644,930
	Massachusetts Educational Financing Authority (MEFA Loan Program), Series I, 6.00% due 1/1/2028	60,000	60,055

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Michigan — 6.7%
[e]	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2033	$1,250,000	$ 1,436,963
	City of Detroit GO, 5.00% due 4/1/2023 - 4/1/2024	900,000	974,669
	City of Troy (Downtown Development Authority-Community Center Facilities) GO, 5.25% due 11/1/2032	1,025,000	1,100,942
	County of Genesee (Water Supply System; Insured: BAM) GO, 5.375% due 11/1/2038	1,000,000	1,118,080
	Detroit City School District (School Building & Site; Insured: AGM Q-SBLF) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,247,040
	Detroit City School District (School Building & Site; Insured: Q-SBLF) GO, Series A, 5.00% due 5/1/2025	1,000,000	1,084,990
	Detroit Downtown Development Authority (Catalyst Development Project; Insured: AGM), Series A, 5.00% due 7/1/2024	850,000	974,772
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital),
	5.00% due 5/15/2036	450,000	456,363
	5.00% due 5/15/2036 (pre-refunded 5/15/2020)	550,000	557,777
	5.25% due 5/15/2041	140,000	146,448
	5.25% due 5/15/2041 (pre-refunded 5/15/2021)	860,000	907,059
	Livonia Public School District (School Building & Site; Insured: AGM) GO, Series I, 5.00% due 5/1/2036	225,000	250,317
	Michigan Finance Authority (State Dept. of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,057,950
	Michigan Public School Academy (Will Carleton Charter School), 8.00% due 8/1/2035	920,000	924,112
	Michigan State Housing Development Authority, Series B, 2.95% due 12/1/2039	5,000,000	5,060,100
	Michigan Strategic Fund (Detroit Edison Company; Insured: Natl-IBC, AMBAC), 7.00% due 5/1/2021	250,000	267,625
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport), Series B, 5.00% due 12/1/2031 - 12/1/2034	2,615,000	3,022,985
	Minnesota — 1.6%
	Minnesota Housing Finance Agency (Collateralized: GNMA, FNMA, FHLMC), Series F, 2.55% due 7/1/2039	5,000,000	4,885,300
	Missouri — 0.7%
	Platte County, 5.00% due 4/1/2020	350,000	347,862
	Tax Increment Financing Commission of Kansas City (Union Hill Redevelopment Project), 6.00% due 5/1/2030	1,805,000	1,839,295
	Nebraska — 1.3%
[a]	Central Plains Energy Project, 5.00% due 3/1/2050 (put 1/1/2024)	1,650,000	1,844,221
	Douglas County Health Facilities (Nebraska Methodist Health System), 5.00% due 11/1/2029 - 11/1/2030	1,750,000	2,040,114
	Nevada — 2.0%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2037	1,000,000	1,170,140
	City of Las Vegas Special Improvement District No. 814 (Summerlin Vlg 21 & 24A), 4.00% due 6/1/2039 - 6/1/2044	1,100,000	1,139,878
	Clark County School District (Insured: AGM), GO, Series B, 5.00% due 6/15/2031	3,150,000	3,937,122
	New Jersey — 4.8%
	New Jersey (School Facilities Construction) EDA, 5.00% due 3/1/2026 - 6/15/2038	2,250,000	2,567,440
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,000,000	1,234,790
	New Jersey Transit Corp. (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series A, 5.00% due 9/15/2020	1,000,000	1,025,610
	New Jersey Transportation Trust Fund Authority, Series A, 5.00% due 12/15/2034	700,000	820,883
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
[c]	2.81% (MUNIPSA + 1.20%) due 6/15/2034 (put 12/15/2021)	1,000,000	1,005,220
	5.00% due 6/15/2027	3,000,000	3,541,230
	New Jersey Transportation Trust Fund Authority (Transportation System), Series A, 5.00% due 12/15/2036 - 12/15/2039	4,000,000	4,664,600
	New Mexico — 3.7%
	City of Farmington (Arizona Public Service Co.-Four Corners Project), Series B, 4.70% due 9/1/2024	1,000,000	1,025,740
	City of Santa Fe (El Castillo Retirement Project), Series A, 5.00% due 5/15/2044	950,000	1,050,044
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Group), 5.00% due 7/1/2032	2,525,000	2,663,648
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2039	1,000,000	1,225,590
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC),
	Series F,
	2.85% due 7/1/2039	1,000,000	1,002,990
	3.50% due 7/1/2050	2,000,000	2,160,680
[a]	New Mexico Municipal Energy Acquisition Authority, Series A, 5.00% due 11/1/2039 (put 5/1/2025)	2,000,000	2,331,780
	New York — 7.5%
	City of New York (City Budget Financial Management) GO,
	Series G, 5.00% due 8/1/2023	3,000,000	3,407,310
	Series J, 5.00% due 8/1/2031	2,000,000	2,305,740
[b]	City of New York (SPA Barclays Bank plc) GO, Series F-5, 1.65% due 6/1/2044 (put 1/2/2020)	100,000	100,000
	Metropolitan Transportation Authority,
	Series A, 4.00% due 2/3/2020	1,000,000	1,002,340
	Series D-1, 5.00% due 9/1/2022	2,000,000	2,187,300
	Metropolitan Transportation Authority (Transit and Commuter System), Series C-1, 5.00% due 9/1/2020	5,000,000	5,124,000
[b]	New York City Water & Sewer System (SPA Barclays Bank plc), Series CC, 1.70% due 6/15/2041 (put 1/8/2020)	1,200,000	1,200,000
[b]	New York City Water & Sewer System (SPA JPMorgan Chase Bank, N.A.), 1.67% due 6/15/2050 (put 1/2/2020)	800,000	800,000
[f]	New York State Dormitory Authority (State of New York Personal Income Tax Revenue), Series D, 4.00% due 2/15/2040	1,000,000	1,138,720
	Town of Oyster Bay GO, Series B, 3.00% due 2/1/2020 - 3/13/2020	6,000,000	6,014,460

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	North Carolina — 1.3%
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2029	$1,500,000	$ 1,759,050
	North Carolina Turnpike Authority, 5.00% due 1/1/2029 - 1/1/2030	1,000,000	1,245,715
[c]	University of North Carolina at Chapel Hill, Series A, 1.495% (LIBOR 1 Month + 0.35%) due 12/1/2041 (put 12/1/2021)	1,000,000	1,001,610
	Ohio — 1.1%
	Akron, Bath and Copley Joint Hospital District (Summa Health), 5.25% due 11/15/2030	1,420,000	1,707,891
	City of Akron (Community Learning Centers), 5.00% due 12/1/2031	625,000	678,281
	Cleveland-Cuyahoga County Port Authority (Flats East Development Project; LOC Fifth Third Bank), 7.00% due 5/15/2040	895,000	934,246
	Pennsylvania — 6.4%
	Allegheny County (Propel Charter School) IDA, Series A, 6.75% due 8/15/2035	875,000	895,886
	Bucks County (Waste Management, Inc.) AMT, IDA, Series A-2-RMKT, 2.75% due 12/1/2022	5,000,000	5,136,700
	Coatesville Area School District (Insured: AGM) (State Aid Withholding) GO, 5.00% due 8/1/2024 - 8/1/2025	1,475,000	1,707,248
	Commonwealth Financing Authority, 5.00% due 6/1/2029	1,000,000	1,239,000
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	1,000,000	1,169,890
	Montgomery County Higher Education & Health Authority (Thomas Jefferson University Obligated Group), 5.00% due 9/1/2033	700,000	870,324
	Pennsylvania Turnpike Commission, Series A-1, 5.00% due 12/1/2037	750,000	907,432
	Pennsylvania Turnpike Commission (Highway Improvements),
	Series A, 5.35% due 12/1/2030 (pre-refunded 12/1/2020)	770,000	799,576
	Series C-2, 5.35% due 12/1/2030 (pre-refunded 12/1/2020)	1,230,000	1,277,496
	Philadelphia (Mast Charter School) IDA, 6.00% due 8/1/2035 (pre-refunded 8/1/2020)	1,000,000	1,027,310
	Philadelphia (Thomas Jefferson University) IDA, 5.00% due 9/1/2035	1,500,000	1,776,495
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,602,842
	Pittsburgh Water & Sewer Authority (Insured: AGM), Series B, 5.00% due 9/1/2033	1,000,000	1,344,050
	School District of Philadelphia (State Aid Witholding) GO, Series A, 5.00% due 9/1/2038	100,000	119,674
	Rhode Island — 0.2%
	Pawtucket Housing Authority,
	5.50% due 9/1/2022 - 9/1/2024	475,000	501,440
	5.50% due 9/1/2022 - 9/1/2024 (pre-refunded 9/1/2020)	190,000	200,976
	South Dakota — 0.1%
	South Dakota Health & Educational Facilities Authority (Avera Health), Series A, 5.00% due 7/1/2027 (pre-refunded 7/1/2021)	400,000	422,752
	Tennessee — 0.8%
	Shelby County Health, Educational and Housing Facility (Methodist Le Bonheur Healthcare), 5.00% due 5/1/2036	1,000,000	1,193,800
	Tennessee Energy Acquisition Corp., Series A, 5.25% due 9/1/2024	500,000	576,640
[a]	Tennessee Energy Acquisition Corp. (The Gas Project), Series A, 4.00% due 5/1/2048 (put 5/1/2023)	750,000	802,792
	Texas — 9.5%
	Austin Convention Enterprises, Inc. (Convention Center Hotel First Tier), 5.00% due 1/1/2032 - 1/1/2034	1,600,000	1,858,977
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2031	1,930,000	2,237,584
	City of Houston (Combined Utility System), Series D, 5.00% due 11/15/2028	2,500,000	2,917,900
	City of Houston (Convention & Entertainment Facilities Department), 5.00% due 9/1/2025 - 9/1/2034	2,875,000	3,294,598
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2032	3,000,000	3,556,800
	City of Irving (Hotel Occupancy Tax Revenue), 5.00% due 8/15/2034 - 8/15/2039	1,515,000	1,815,338
	City of Texas City Industrial Development Corp. (ARCO Pipe Line Co. Project), 7.375% due 10/1/2020	1,165,000	1,215,177
	Harris County-Houston Sports Authority, Series A, 5.00% due 11/15/2030	2,000,000	2,289,120
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2026	2,980,000	3,230,886
	5.00% due 5/15/2026 (pre-refunded 5/15/2022)	20,000	21,768
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2034	750,000	1,013,482
	Red River Authority (Insured: Natl-Re), 4.45% due 6/1/2020	2,500,000	2,529,750
	San Antonio Energy Acquisition Public Facilities Corp. (Natural Gas Supply Agreement), 5.50% due 8/1/2021	40,000	42,446
	San Juan Higher Education Finance Authority (IDEA Public Schools), Series A, 6.70% due 8/15/2040 (pre-refunded 8/15/2020)	1,000,000	1,033,670
	Texas Public Finance Authority Charter School Finance Corp. (Cosmos Foundation, Inc.), Series A, 6.20% due 2/15/2040 (pre-refunded 2/15/2020)	1,000,000	1,005,700
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2034	1,000,000	1,140,510
	U. S. Virgin Islands — 1.2%
	Virgin Islands Public Finance Authority, Series C, 5.00% due 10/1/2021	2,000,000	2,007,160
	Virgin Islands Public Finance Authority (Diageo Project), 6.75% due 10/1/2037	1,650,000	1,653,102
	Utah — 1.0%
	Herriman City (Towne Center Access and Utility Improvements), 4.75% due 11/1/2022 (pre-refunded 5/1/2020)	1,000,000	1,012,160
	Utah Charter School Finance Authority (Summit Academy, Inc.), Series A, 5.00% due 4/15/2039	700,000	852,257
	Utah Transit Authority (Integrated Mass Transit System), Series A, 5.00% due 6/15/2033 (pre-refunded 6/15/2025)	1,000,000	1,199,300
	Washington — 2.5%
	Port of Seattle AMT, 5.00% due 4/1/2039	1,705,000	2,062,095
[f]	State of Washington (Various Purposes) GO, 5.00% due 6/1/2038	1,000,000	1,205,680

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Washington Health Care Facilities Authority (Catholic Health Initiatives), Series A, 5.75% due 1/1/2045	$2,000,000	$ 2,240,820
	Washington Health Care Facilities Authority (Overlake Hospital Medical Center), Series A, 5.70% due 7/1/2038 (pre-refunded 8/1/2020)	1,000,000	1,022,520
[d]	Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group), 5.00% due 1/1/2044	1,000,000	1,099,310
	West Virginia — 0.8%
[a]	West Virginia (Appalachian Power Co.) AMT, EDA, Series A, 1.70% due 1/1/2041 (put 9/1/2020)	1,000,000	1,000,840
[a]	West Virginia (Appalachian Power Co.) EDA, Series B, 2.625% due 12/1/2042 (put 6/1/2022)	1,500,000	1,536,780
	Wisconsin — 1.5%
[d]	Public Finance Authority (Alabama Proton Therapy Center), 6.25% due 10/1/2031	1,000,000	1,102,060
[a,e]	Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Obligated Group), 5.00% due 8/15/2054 (put 1/29/2025)	1,250,000	1,463,650
	Wisconsin Housing & Economic Development Authority (Collateralized: FNMA), Series C, 2.75% due 9/1/2039	2,000,000	2,000,280
	Total Investments — 99.1% (Cost $289,474,175)		$306,374,722
	Other Assets Less Liabilities — 0.9%		2,842,678
	Net Assets — 100.0%		$309,217,400

Footnote Legend
a	Variable Rate Demand Obligations are instruments whose interest rates change on a mandatory date (demand date) or whose interest rates will vary with changes in a designated base rate. The rate disclosed is the rate at December 31, 2019.
b	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
c	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2019.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2019, the aggregate value of these securities in the Fund’s portfolio was $3,828,980, representing 1.24% of the Fund’s net assets.
e	Segregated as collateral for a when-issued security.
f	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABAG	Association of Bay Area Governments
ACA	Insured by American Capital Access
AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
CPI	Consumer Price Index
DFA	Development Finance Authority
EDA	Economic Development Authority
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-IBC	Insured by National Public Finance Gurantee Corp. and IBC Bank
Natl-Re	Insured by National Public Finance Guarantee Corp.
Q-SBLF	Insured by Qualified School Bond Loan Fund
SPA	Stand-by Purchase Agreement
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	December 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	December 31, 2019 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.